Shareholder Report, Line Graph (Details) 1014059_BrandywineGLOBAL - U.S. Fixed Income ETF_Single Class_TSR Annual {Single Class} - USD ($)												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 25, 2023	Mar. 31, 2026
BrandywineGLOBAL - U.S. Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name												BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)
Accumulated Value	$ 10,992	$ 10,893	$ 10,682	$ 10,528	$ 10,286	$ 10,674	$ 9,950	$ 10,001	$ 10,172	$ 9,422	$ 10,000	$ 11,042
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,238	$ 11,115	$ 10,894	$ 10,764	$ 10,473	$ 10,804	$ 10,270	$ 10,264	$ 10,344	$ 9,684	$ 10,000	$ 11,232